Vanguard® PRIMECAP Core Fund
Schedule of Investments (unaudited)
As of June 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (95.0%)
Communication Services (5.4%)
*	Alphabet Inc. Class A	1,708,400	204,496
*	Alphabet Inc. Class C	1,273,690	154,078
*	Activision Blizzard Inc.	689,675	58,140
*	Walt Disney Co.	622,035	55,535
*	T-Mobile US Inc.	276,100	38,350
*	Meta Platforms Inc. Class A	109,500	31,424
	Nintendo Co. Ltd.	507,500	23,136
	Electronic Arts Inc.	169,850	22,030
*	Charter Communications Inc. Class A	40,850	15,007
*	Netflix Inc.	18,200	8,017
	Comcast Corp. Class A	156,200	6,490
*	Altice USA Inc. Class A	574,200	1,734
			618,437
Consumer Discretionary (9.5%)
	Sony Group Corp. ADR	1,784,900	160,712
	TJX Cos. Inc.	1,587,200	134,579
	Ross Stores Inc.	1,060,980	118,968
*	Mattel Inc.	5,797,671	113,286
	Whirlpool Corp.	689,946	102,657
*	CarMax Inc.	1,063,700	89,032
*	Alibaba Group Holding Ltd. ADR	954,500	79,558
*	Royal Caribbean Cruises Ltd.	725,500	75,263
*	Tesla Inc.	190,800	49,946
	Marriott International Inc. Class A	183,290	33,668
	McDonald's Corp.	70,500	21,038
	Bath & Body Works Inc.	526,300	19,736
*	Capri Holdings Ltd.	439,363	15,769
	Newell Brands Inc.	1,750,000	15,225
	Restaurant Brands International Inc.	168,300	13,047
*	Burlington Stores Inc.	46,000	7,240
*	Victoria's Secret & Co.	391,700	6,827
*	Carnival Corp.	348,400	6,560
	Lowe's Cos. Inc.	25,000	5,642
*	Leslie's Inc.	511,100	4,799
	MGM Resorts International	94,900	4,168
*	Las Vegas Sands Corp.	59,400	3,445
*	Amazon.com Inc.	24,000	3,129
	Hilton Worldwide Holdings Inc.	13,800	2,009
*	Norwegian Cruise Line Holdings Ltd.	68,440	1,490
			1,087,793
Consumer Staples (1.0%)
*	Dollar Tree Inc.	365,000	52,377

		Shares	Market Value ($000)
*	BJ's Wholesale Club Holdings Inc.	411,200	25,910
	Sysco Corp.	278,100	20,635
	Tyson Foods Inc. Class A	180,000	9,187
	Altria Group Inc.	171,100	7,751
			115,860
Energy (3.1%)
	Pioneer Natural Resources Co.	668,323	138,463
	Hess Corp.	272,400	37,033
	Cameco Corp.	1,167,900	36,590
	Valero Energy Corp.	307,900	36,117
	EOG Resources Inc.	313,321	35,856
	Coterra Energy Inc.	997,050	25,225
*	TechnipFMC plc	698,600	11,611
*	Southwestern Energy Co.	1,925,000	11,569
	Schlumberger NV	216,400	10,630
*	Transocean Ltd. (XNYS)	1,237,200	8,673
			351,767
Financials (8.8%)
	Raymond James Financial Inc.	1,794,055	186,169
	Wells Fargo & Co.	3,809,200	162,577
	JPMorgan Chase & Co.	842,200	122,490
	Visa Inc. Class A	374,590	88,958
	Northern Trust Corp.	1,168,950	86,666
	Goldman Sachs Group Inc.	240,000	77,410
	Evercore Inc. Class A	589,130	72,811
	Discover Financial Services	437,281	51,096
	Fidelity National Information Services Inc.	589,185	32,228
	CME Group Inc.	154,050	28,544
	Bank of New York Mellon Corp.	546,800	24,343
	Mastercard Inc. Class A	55,400	21,789
	Progressive Corp.	130,500	17,274
*	PayPal Holdings Inc.	220,800	14,734
*	WEX Inc.	50,480	9,191
	Charles Schwab Corp.	90,400	5,124
	Morgan Stanley	22,800	1,947
	Bank of America Corp.	62,959	1,806
			1,005,157
Health Care (27.4%)
	Eli Lilly & Co.	1,955,072	916,890
	AstraZeneca plc ADR	5,672,580	405,987
*	Biogen Inc.	1,264,167	360,098
	Amgen Inc.	1,346,380	298,923
*	Boston Scientific Corp.	3,187,530	172,413
	Novartis AG ADR	1,577,900	159,226
	Thermo Fisher Scientific Inc.	283,270	147,796
	Bristol-Myers Squibb Co.	1,790,410	114,497
	Zimmer Biomet Holdings Inc.	609,950	88,809
*	Elanco Animal Health Inc. (XNYS)	7,180,788	72,239
	Roche Holding AG	213,112	65,099
	GSK plc ADR	1,604,350	57,179
*	BioMarin Pharmaceutical Inc.	514,010	44,554
	CVS Health Corp.	607,850	42,021
*	LivaNova plc	799,810	41,134
	Agilent Technologies Inc.	234,630	28,214
	Abbott Laboratories	252,400	27,517
	Stryker Corp.	62,700	19,129
*	Illumina Inc.	85,370	16,006

		Shares	Market Value ($000)
	Danaher Corp.	50,540	12,130
*	IQVIA Holdings Inc.	46,056	10,352
	Humana Inc.	21,844	9,767
[1]	Siemens Healthineers AG	148,420	8,412
	Sanofi ADR	135,000	7,276
	Alcon Inc.	84,460	6,935
	Medtronic plc	54,400	4,793
*	Waters Corp.	17,631	4,699
	UnitedHealth Group Inc.	8,489	4,080
*	Zimvie Inc.	27,640	310
			3,146,485
Industrials (15.0%)
	Siemens AG (Registered)	1,538,641	256,493
	FedEx Corp.	946,500	234,637
	Southwest Airlines Co.	6,099,569	220,865
	AECOM	2,357,542	199,660
	Jacobs Solutions Inc.	968,345	115,127
	United Parcel Service Inc. Class B (XNYS)	556,900	99,824
	Airbus SE	632,750	91,484
*	United Airlines Holdings Inc.	1,417,840	77,797
*	Delta Air Lines Inc.	1,564,610	74,382
	TransDigm Group Inc.	61,250	54,768
*	American Airlines Group Inc.	2,126,200	38,144
	Textron Inc.	485,100	32,807
	Caterpillar Inc.	125,670	30,921
	General Dynamics Corp.	140,900	30,315
*	XPO Inc.	432,100	25,494
	Carrier Global Corp.	506,000	25,153
	Union Pacific Corp.	84,400	17,270
	Otis Worldwide Corp.	183,300	16,316
	JB Hunt Transport Services Inc.	71,500	12,944
*	GXO Logistics Inc.	164,200	10,315
*	Saia Inc.	28,500	9,759
*	RXO Inc.	421,600	9,558
	Rockwell Automation Inc.	25,650	8,450
	CSX Corp.	208,100	7,096
	L3Harris Technologies Inc.	34,000	6,656
	Knight-Swift Transportation Holdings Inc.	110,700	6,150
	Deere & Co.	13,650	5,531
	Norfolk Southern Corp.	20,700	4,694
	AMETEK Inc.	10,000	1,619
			1,724,229
Information Technology (23.0%)
	Microsoft Corp.	994,730	338,745
	KLA Corp.	592,550	287,399
	Intel Corp.	7,441,980	248,860
	Texas Instruments Inc.	1,377,950	248,059
*	Flex Ltd.	8,397,830	232,116
	Oracle Corp.	1,293,250	154,013
	Applied Materials Inc.	1,033,000	149,310
	Micron Technology Inc.	1,796,150	113,355
	ASML Holding NV GDR (Registered)	122,200	88,565
	Analog Devices Inc.	424,270	82,652
*	Adobe Inc.	160,100	78,287
	Intuit Inc.	166,800	76,426
	HP Inc.	2,362,053	72,539
	QUALCOMM Inc.	513,100	61,079

		Shares	Market Value ($000)
	Apple Inc.	305,000	59,161
	NetApp Inc.	754,600	57,651
	Hewlett Packard Enterprise Co.	3,195,120	53,678
	Cisco Systems Inc.	895,300	46,323
	Jabil Inc.	412,500	44,521
	Corning Inc.	853,000	29,889
*	Keysight Technologies Inc.	150,620	25,221
[2]	Telefonaktiebolaget LM Ericsson ADR	4,324,200	23,567
	Teradyne Inc.	182,140	20,278
*	Western Digital Corp.	385,400	14,618
	NVIDIA Corp.	34,100	14,425
	Seagate Technology Holdings plc	217,900	13,482
*	BlackBerry Ltd.	1,276,500	7,059
*	Ciena Corp.	60,000	2,549
			2,643,827
Materials (1.7%)
	Albemarle Corp.	286,465	63,907
	Glencore plc	9,228,241	52,323
	DuPont de Nemours Inc.	335,400	23,961
	Freeport-McMoRan Inc.	416,200	16,648
	Corteva Inc.	268,093	15,362
	Dow Inc.	234,500	12,489
	Linde plc	13,500	5,145
	Greif Inc. Class B	24,000	1,854
			191,689
Real Estate (0.1%)
	American Homes 4 Rent Class A	220,000	7,799
Total Common Stocks (Cost $4,907,304)			10,893,043
Temporary Cash Investments (4.9%)
Money Market Fund (4.9%)
[3,4]	Vanguard Market Liquidity Fund, 5.150% (Cost $558,825)	5,590,097	558,898
Total Investments (99.9%) (Cost $5,466,129)			11,451,941
Other Assets and Liabilities—Net (0.1%)			10,870
Net Assets (100%)			11,462,811
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the aggregate value was $8,412,000, representing 0.1% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,620,000.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $3,985,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of June 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	10,396,096	496,947	—	10,893,043
Temporary Cash Investments	558,898	—	—	558,898
Total	10,954,994	496,947	—	11,451,941